Related Party Transactions (Details)	9 Months Ended
Oct. 31, 2021 USD ($)
Disclosure of transactions between related parties [text block] [Abstract]
Accounts payable and accrued liabilities	$ 107,407
Due from related party	2,808
Expenses	$ 414,478